CONTRACT BALANCES	6 Months Ended
Jun. 30, 2020
CONTRACT BALANCES
CONTRACT BALANCES

4     CONTRACT BALANCES

Accounts Receivable, Net

Accounts receivable, net consisted of the following:

	As of
	December 31,	June 30,
	2019	2020

Accounts receivable	881,177	1,388,987
Less: allowance for doubtful accounts	(133)	(452)
Accounts receivable, net	881,044	1,388,535

Including:
- Current portion	879,962	1,388,535
- Non-current portion	1,082	—

As of December 31, 2019 and June 30, 2020, the accounts receivable expected to be received after one year amounted to RMB1,082 and nil  were recorded in other non-current assets in the consolidated balance sheet, respectively.

Accounts receivable of RMB520,382 and RMB949,474 was pledged as security for bank loans (Note 9) as of December 31, 2019 and June 30, 2020, respectively. Accounts receivable of RMB115,349 was pledged as security for finance lease and other financing obligations (Note 12) as of June 30, 2020.

The following table presents the movement of the allowance for doubtful accounts:

	Six-month periods ended June 30,
	2019	2020
	(unaudited)

Balance at the beginning of the period	241	133
Allowance made during the period	81	319

Balance at the end of the period	322	452

During the six-month periods ended June 30, 2019 and 2020, the Company made an allowance on accounts receivable of RMB81 (unaudited) and RMB319, respectively.

Deferred Revenue

The opening and closing balances of the Company’s deferred revenue are as following:

Deferred revenue

Beginning balance as of January 1, 2020	105,735
Decrease	(31,044)

Closing balance as of June 30, 2020	74,691

The difference between the opening and closing balances of the Company's deferred revenue primarily results from the timing difference between the satisfaction of the Company's performance obligation and the customer's payment. As of December 31, 2019 and June 30, 2020, the deferred revenue expected to be recognized as revenue after one year amounted to RMB15,419 and RMB14,865, respectively,  were recorded in other long-term liabilities in the consolidated balance sheet. The amounts of revenue recognized during the six-month periods ended June 30, 2019 and 2020 from the respective opening deferred revenue balance of the period was RMB61,696 (unaudited) and RMB77,366, respectively.

Remaining performance obligations

The Company elected to apply the practical expedient that allows the Company not to disclose the remaining performance obligations for variable considerations. This includes usage-based contracts for certain colocation and managed hosting services.

As of June 30, 2020, approximately RMB1,296,829 of total revenues and deferred revenues are expected to be recognized in future periods, the majority of which will be recognized over the next three years.